Deferred tax - Unremitted earning (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits
Unremitted earnings at end of year that would be subject to dividend withholding tax	R 27,750	R 17,664
Tax effect if remitted	380	488
Europe
Disclosure of temporary difference, unused tax losses and unused tax credits
Unremitted earnings at end of year that would be subject to dividend withholding tax	19,943	10,808
Tax effect if remitted	133	241
Rest of Africa
Disclosure of temporary difference, unused tax losses and unused tax credits
Unremitted earnings at end of year that would be subject to dividend withholding tax	2,807	2,675
Tax effect if remitted	225	213
Other Country
Disclosure of temporary difference, unused tax losses and unused tax credits
Unremitted earnings at end of year that would be subject to dividend withholding tax	5,000	4,181
Tax effect if remitted	R 22	R 34